Loss Per Common Share (Details Textual) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Warrant [Member]
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		30,000		6,600,000
Employee Stock Option [Member]
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants	12,300,000	12,300,000	12,300,000	9,500,000